Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss	RM 76,044	$ 16,291	RM 72,295
Financial assets at fair value through other comprehensive income	7,002,234	$ 1,500,082	12,819,747
Quoted prices in active markets (Level 1) [member]
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income			12,819,747
Significant observable inputs (Level 2) [member]
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Significant unobservable inputs (Level 3) [member]
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets at fair value through profit or loss	76,044		72,295
Financial assets at fair value through other comprehensive income	RM 7,002,234